FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of financial assets

	2023	2024
Amortized cost
Cash and cash equivalents	29,007	33,905
Other current financial assets	1,359	1,196
Trade and other receivables	10,948	12,829
Other non-current assets	155	165
FVTPL
Long-term investment in financial instruments	8,028	8,174
Other current financial assets	302	89
FVTOCI
Long-term investment in financial instruments	25	51
Total financial assets	49,824	56,409

Schedule of financial liabilities

	2023	2024
Financial liabilities measured at amortized cost
Trade and other payables	19,049	15,790
Accrued expenses	13,079	14,192
Customers deposits	42	41
Short-term bank loans	9,650	11,525
Two-step loans	84	—
Bonds and MTN	5,343	5,043
Long-term bank loans	32,260	36,341
Other borrowings	362	—
Lease liabilities	20,302	23,925
Other liabilities	141	104
Total financial liabilities	100,312	106,961

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
	Carrying		liabilities	inputs	inputs
2023	value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	302	302	302	—	—
Long-term investment in financial instruments	8,028	8,028	2,056	—	5,972
FVTOCI
Long-term investment in financial instruments	25	25	—	—	25
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	84	83	—	—	83
Bonds and MTN	5,343	6,120	5,586	—	534
Long-term bank loans	32,260	31,473	—	—	31,473
Other borrowings	362	362	—	—	362
Lease liabilities	20,302	20,302	—	—	20,302
Other liabilities	141	141	—	—	141
Total	66,847	66,836	7,944	—	58,892

			Fair value measurement at reporting date using
			Quoted prices in
			active markets	Significant
			for identical	other	Significant
			assets or	observable	unobservable
			liabilities	inputs	inputs
2024	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	89	89	89	—	—
Long-term investment in financial instruments	8,174	8,174	1,668	—	6,506
FVTOCI
Long-term investment in financial instruments	51	51	—	—	51
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Bonds and MTN	5,043	5,669	5,669	—	—
Long-term bank loans	36,341	36,472	—	—	36,472
Lease liabilities	23,925	23,925	—	—	23,925
Other liabilities	104	104	—	—	104
Total	73,727	74,484	7,426	—	67,058

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2023	2024
Beginning balance	6,358	5,997
Gain (loss) recognized in consolidated statement of:
Profit or loss	(617)	575
Other comprehensive income	(70)	3
Purchase/addition	330	49
Settlement/deduction	(4)	(67)
Ending balance	5,997	6,557

Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

		Significant	Range
	Valuation	unobservable	(weighted	Sensitivity of the input of fair
Industry	technique	input	average)	value
Investment in equity
Non-listed equity investment - technology	OPM Backsolve method	Volatility	27% -80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp34 billion of the Investment value
		Exit timing	1 - 6 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp50 billion of the Investment value
	CoCos Equity	Volatility	19.18% - 119.76%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp36 billion of the Investment value
		Exit timing	1 - 6 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp61 billion of the Investment value
	Probability-weighted Method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp15 billion of the Investment value
		Exit timing	1.25 - 3.25 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp34 billion of the Investment value
	Recent Transaction	Volatility	53.66% - 73.66%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value
		Exit timing	2 - 4 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Market movement	Volatility	33% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp2 billion of the Investment value
		Time to liquidity	1.3 - 4.3 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp4 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	12% - 24%	1% decrease (increase) in the percentage of WACC would result in an increase (decrease) Rp13 billion of the Investment value
		Terminal growth rate	1% - 5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp8 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.2% - 14.7%	0.5% decrease (increase) in WACC would result in an increase (decrease) Rp0 billion of the Investment value
		Terminal growth rate	1.96% - 3.1%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp0 billion of the Investment value
Convertible bonds
Non-listed equity investment - technology	Conversion discount	Probability of qualified financing	50%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp1 billion of the Investment value

Schedule of exposure to foreign currency risk

	2023		2024
	U.S. Dollar	Japanese Yen	U.S. Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	0.83	0.01	1.02	0.01
Financial liabilities	(0.24)	(0.80)	(0.17)	(0.02)
Net exposure	0.59	(0.79)	0.85	(0.01)

Schedule of sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2024
U.S. Dollar (1% strengthening)	137
Japanese Yen (5% strengthening)	(0)

Schedule of interest rate profile of interest-bearing financial instruments

	2023	2024
Fixed rate borrowings	38,263	48,063
Variable rate borrowings	29,738	28,771

Schedule of maximum exposure to credit risk of financial assets

	2023	2024
Cash and cash equivalents	29,007	33,905
Other current financial assets	1,661	1,285
Trade and other receivables - net	10,948	12,829
Other non-current assets	155	165
Total	41,771	48,184

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2028 and
	amount	cash flows	2024	2025	2026	2027	thereafter
2023
Trade and other payables	19,049	(19,049)	(19,049)	—	—	—	—
Accrued expenses	13,079	(13,079)	(13,079)	—	—	—	—
Customer deposits	42	(42)	(42)	—	—	—	—
Short-term bank loans	9,650	(9,650)	(9,650)	—	—	—	—
Interest bearing loans:
Two-step loans	84	(85)	(85)	—	—	—	—
Bonds and MTN	5,343	(10,163)	(1,086)	(2,574)	(293)	(293)	(5,917)
Long-term bank loans	32,260	(38,386)	(11,194)	(8,090)	(6,901)	(4,569)	(7,632)
Other borrowings	362	(370)	(370)	—	—	—	—
Lease liabilities	20,302	(24,402)	(6,513)	(3,566)	(3,074)	(2,574)	(8,675)
Other liabilities	141	(146)	(4)	(36)	(36)	(35)	(35)
Total	100,312	(115,372)	(61,072)	(14,266)	(10,304)	(7,471)	(22,259)

	Carrying	Contractual					2029 and
	amount	cash flows	2025	2026	2027	2028	thereafter
2024
Trade and other payables	15,790	(15,790)	(15,790)	—	—	—	—
Accrued expenses	14,192	(14,192)	(14,192)	—	—	—	—
Customer deposits	41	(41)	(41)	—	—	—	—
Short-term bank loans	11,525	(11,525)	(11,525)	—	—	—	—
Interest bearing loans:
Bonds and MTN	5,043	(9,307)	(2,763)	(296)	(296)	(297)	(5,655)
Long-term bank loans	36,341	(42,701)	(15,419)	(8,442)	(6,086)	(4,955)	(7,799)
Lease liabilities	23,925	(29,236)	(6,640)	(4,220)	(3,724)	(3,221)	(11,431)
Other liabilities	104	(120)	(6)	(29)	(29)	(28)	(28)
Total	106,961	(122,912)	(66,376)	(12,987)	(10,135)	(8,501)	(24,913)